UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-09581
                                                 ---------------

                              UBS Aspen Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                   Date of reporting period: December 31, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Investors is attached herewith.


                     UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   YEAR ENDED
                               DECEMBER 31, 2005

                     UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                                   YEAR ENDED
                               DECEMBER 31, 2005






                                    CONTENTS




          Report of Independent Registered Public Accounting Firm .......   1

          Statement of Assets, Liabilities and Members' Capital .........   2

          Statement of Operations .......................................   3

          Statements of Changes in Members' Capital .....................   4

          Notes to Financial Statements .................................   5

[graphic omitted]       o Ernst & Young LLP              o Phone: (212) 773-3000
Ernst & Young             5 Times Square                   www.ey.com
                          New York, New York 10036-6530


To the Members and Board of Directors of UBS Aspen Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital (in liquidation) of UBS Aspen Fund, L.L.C. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Managing Member, in December 2005, decided to liquidate the Fund's assets and the liquidation commenced. As a result, the Fund has changed its basis of accounting to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Aspen Fund, L.L.C. at December 31, 2005, the results of its operations for the year then ended and the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

New York, NY
February 15, 2006



                   A Member Practice of Ernst & Young Global

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
ASSETS

Cash and cash equivalents                                            $21,079,634
Receivables:
  Investments sold, not settled                                        2,180,357
  Dividends                                                               16,431
  Due from broker                                                         15,089
  Interest                                                                 2,880
Other assets                                                                 183
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          23,294,574
--------------------------------------------------------------------------------
LIABILITIES

Payables:
  Withdrawals payable                                                 20,861,569
  Professional fees                                                      105,080
  Management fee                                                          30,242
  Administration fee                                                       4,752
  Other                                                                   35,131
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     21,036,774
--------------------------------------------------------------------------------
NET ASSETS                                                           $ 2,257,800
--------------------------------------------------------------------------------
MEMBERS' CAPITAL

Represented by:
Net capital contributions                                            $ 2,257,800
--------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                     $ 2,257,800
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                $ 140,368
  Dividends (less net withholding taxes of $693)                          121,912
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   262,280
-----------------------------------------------------------------------------------
EXPENSES

  Management fee                                                          334,725
  Professional fees                                                       162,493
  Dividends                                                                72,492
  Interest                                                                 68,382
  Custody fee                                                              55,751
  Administration fee                                                       19,891
  Miscellaneous                                                            68,938
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                            782,672
-----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                      (520,392)
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
             FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from investments                                      6,183,166
Change in net unrealized appreciation/depreciation from investments    (6,615,877)
-----------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                        (432,711)
-----------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                  $  (953,103)
-----------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                            MANAGER        MEMBERS          TOTAL
----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2004                   $    571,949    $ 38,028,457    $ 38,600,406

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                       (4,939)       (564,375)       (569,314)
  Net realized loss from investments                       (10,616)       (529,807)       (540,423)
  Change in net unrealized
         appreciation/depreciation from investments        109,164       5,532,949       5,642,113
----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                            93,609       4,438,767       4,532,376
----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                          --          74,500          74,500
  Members' withdrawals                                          --      (8,887,794)     (8,887,794)
----------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                              --      (8,813,294)     (8,813,294)
----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2004                 $    665,558    $ 33,653,930    $ 34,319,488
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                     (224,559)       (295,833)       (520,392)
  Net realized gain from investments                       384,672       5,798,494       6,183,166
  Change in net unrealized
         appreciation/depreciation from investments       (156,546)     (6,459,331)     (6,615,877)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             3,567        (956,670)       (953,103)
----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
  Members' withdrawals                                    (602,213)    (30,506,372)    (31,108,585)
----------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                        (602,213)    (30,506,372)    (31,108,585)
----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2005                 $     66,912    $  2,190,888    $  2,257,800

   The accompanying notes are an integral part of these financial statements.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     1.  ORGANIZATION

         UBS Aspen Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. The Fund commenced operations on November 21, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Aspen Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Mark Advisors, L.L.C. ("MALLC"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

         In December 2005, the Managing Member decided that the Fund would liquidate its assets in accordance with the limited liability company agreement. As a result, the Fund changed its basis of accounting to a liquidation basis which did not materially affect the Fund's capital. As of January 1, 2006, all regular members retired from the Fund and substantially all of the capital interests of the Fund have been distributed as of January 18, 2006. The remaining capital interests will be distributed prior to or upon completion of the liquidation.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
      2. SIGNIFICANT ACCOUNTING POLICIES

         A. PORTFOLIO VALUATION

         The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP") under the liquidation method of accounting. Accordingly, the carrying values of the assets in the accompanying financial statements have been stated at estimated realizable values. Similarly, liabilities have been reflected at estimated settlement amounts. These accounting principles require management to use its judgment in making certain estimates. Such estimates may differ from the amounts ultimately realized due to the uncertainties inherent in any such estimation process, and the differences may be material.

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at December 31, 2005.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholdings taxes and reclaims, if applicable . Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U. S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C. FUND COSTS

         The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------


     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D. INCOME TAXES (CONTINUED)

         distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $520,392 and $6,183,166 from accumulated net investment loss and accumulated net realized gain from investments and foreign currency transactions, respectively, to net capital contributions during the year ended December 31, 2005. The reclassification was to reflect, as an adjustment to net contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E. CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F. USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to MALLC.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the year ended December 31, 2005, UBS FSI and its affiliates earned $30,793 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------


     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits, (defined as net increase in Members Capital derived from operations), that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the years ended December 31, 2005 or December 31, 2004. For members which were not in the Fund for twelve months as the year ended December 31, 2005, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2005 were $23,749.

         As described in the private placement memorandum, certain brokerage arrangements provide that MALLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by MALLC for research and related services that would then be paid for or provided by the broker. The research services obtained by MALLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by MALLC.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the year ended December 31, 2005, amounted to $619,832,556 and $652,387,601, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $555,154,597 and

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     5.  SECURITIES TRANSACTIONS (CONTINUED)

         $551,094,439, respectively, purchases and sales of options amounting to $16,310,192 and $14,958,588, respectively, and proceeds from exercised call options amounting to $611,439. Net realized loss resulting from short positions was $1,119,083 for the year ended December 31, 2005.

         At December 31, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accumulated net unrealized depreciation on investments was $6,615,877 consisting of $56,284 gross unrealized appreciation and $6,672,161 gross unrealized depreciation.

     6.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2005, the Fund's average interest rate paid on borrowings was 3.77% per annum and the average borrowings outstanding were $1,811,873. The Fund had no borrowings outstanding at December 31, 2005. Interest expense for the year ended December 31, 2005 was $68,382 of which $7,889 was payable at year end.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. During the year ended December 31, 2005, the Fund did not trade any forward or futures contracts.

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
     8.  CONTINGENCIES

         In the ordinary course of business, the Fund, the Directors, UBS Financial Services, the Adviser and its members (collectively, the "Group") are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters. In October, 2004, several individuals who had invested in the Fund filed an arbitration action with the NASD, seeking to recover losses related to an investment in the Fund. All of these matters have ended, either by arbitration, settlement, or otherwise. The resolution of these matters did not have any material adverse effect on the financial position of the Fund.

     9.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warrants. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

     10. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                             2005           2004         2003         2002                2001
                             ----           ----         ----         ----                ----
Ratio of net investment
loss to average net
assets***                    (1.90)%        (1.60)%      (1.68)%      (1.44)%      (1.07)%

Ratio of total  expenses to
average net assets***        2.86%          2.40%        2.01%        2.00%        1.59%

Portfolio turnover rate      182.80%        147.31%      96.10%       105.15%      63.30%

Total return pre incentive
allocation*                  0.67%          15.50%       46.39%       (34.73)%     (25.97)%

Total return post
incentive allocation**       0.54%          12.40%       37.11%       (34.73)%     (25.97)%

Average debt ratio***        6.61%          10.59%       2.54%        1.47%        0.11%

Net asset value at end of
period                       $2,257,800     $34,319,488  $38,600,406  $30,179,115  $73,329,008


* Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the

                                         UBS ASPEN FUND, L.L.C. (IN LIQUIDATION)
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2005
--------------------------------------------------------------------------------


10.      Financial Highlights (continued)

         deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. No Incentive Allocation has been paid for the years ended 2003, 2004 and 2005.
*** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                       This page intentionally left blank

                            UBS ASPEN FUND, L.L.C.:
                         ADVISORY CONTRACT RENEWAL RIDER

         The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on July 19, 2005. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. The Directors also reviewed, among other things, the nature of the services to be provided by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors felt that the quality of service offered by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to manage the Fund. The Directors also reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by the Adviser which have objectives and strategies similar to those of the Fund and which are managed by third-party investment advisers ("Comparable Funds"). The Directors determined that the performance of the Fund was consistent with that of the Comparable Funds. Although the Fund's performance since inception was lower than that of all of the Comparable Funds, the Directors noted that the Fund's performance for 2004 exceeded that of all of its Comparable Funds and, for the first six months of 2005, the Fund's performance was higher than the median performance of the Comparable Funds. The Directors also compared the volatility of the Fund to that of the Comparable Funds presented. They noted that the Fund's volatility was consistent with the Comparable Funds, although higher than the median volatility. The Directors also considered the fees being charged by the Adviser for its services as compared to those charged to the Comparable Funds, and as compared to the fees charged by the Adviser and its affiliates for other UBS alternative products. The information presented to the Directors showed that the management fees being charged to the Fund were equal to the highest management fee being charged to the Comparable Funds. In terms of the incentive fee being charged to the Fund, the Directors noted that the incentive fee was equal to the median incentive fee being charged to the Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, the Directors noted that the management fee and incentive fees being charged to the Fund were identical to the comparable fees being charged to each of the Alternative Investment Group's other single-manager funds. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products. The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its investors.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                FUND         OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                                 COMPLEX      DIRECTORSHIPS HELD BY
                                 AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY    DIRECTOR OUTSIDE FUND
NAME, AGE AND ADDRESS            TIME SERVED 1             DURING PAST 5 YEARS                DIRECTOR 2          COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George W. Gowen (76)          Term--Indefinite    Law partner of Dunnington, Bartholow           14                 None
UBS Financial Services Inc.   Length--since       & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019            Operations
Director
------------------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (59)        Term--Indefinite    Professor of Financial Accounting of           14                 None
UBS Financial Services Inc.   Length--since       the Graduate School of Business,
1285 Avenue of the Americas   July 1, 2004        Columbia University
New York, NY 10019
Director
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (63) 3         Term--Indefinite    Dean (Emeritus since March 2005) and           36        Director of:
UBS Financial Services Inc.   Length--since       Sanford C. Bernstein Professor of                        Primedia, Inc.,
1285 Avenue of the Americas   Commencement of     Leadership and Ethics of the Graduate                    Federated Department
New York, NY 10019            Operations          School of Business, Columbia                             Stores, Inc.,
Director                                          University; Senior Advisor for Morgan                    Revlon, Inc. and SAPPI,
                                                  Stanley & Co. Incorporated since                         Ltd.
                                                  March 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (44)         Term--Indefinite    Managing Director of UBS Financial             N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since June 2005
1285 Avenue of the Americas   July 19, 2005       Prior to June 2005, Managing Director
New York, NY 10019                                and Head of Alternative Investments at
Principal Executive Officer                       United States Trust Company, N.A.
------------------------------------------------------------------------------------------------------------------------------------
Michael Mascis (38)           Term--Indefinite    First Vice President of UBS Financial          N/A                N/A
UBS Financial Services Inc.   Length--since       Services Inc. since July 2002
1285 Avenue of the Americas   July 18, 2002       Prior to July 2002, Partner of Arthur
New York, NY 10019                                Andersen LLP
Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (46)        Term--Indefinite    Assistant Director of Compliance of            N/A                N/A
UBS Financial Services Inc.   Length--since       UBS Financial Services Inc. since 2003
1285 Avenue of the Americas   July 19, 2005       Prior to 2003, Chief Compliance
New York, NY 10019                                Officer of Liberty View Capital
Chief Compliance Officer                          Management, Inc., an investment
                                                  adviser, and LibertyView Alternative
                                                  Asset Management, Inc., an NASD
                                                  broker-dealer
------------------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

2 Of the 36 funds/portfolios in the complex as of December 31, 2004, 22 are advised by an affiliate of UBS Financial Services Inc. and 14 comprise UBS Financial Services' Alternative Investment Group of Funds.

3 Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

UBS Financial Services Inc. is a subsidiary of UBS AG

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2329.

UBS Financial Services Inc. is a subsidiary of UBS AG


                                                                               2


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, was the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,000 for 2004 and $36,300 for 2005. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2004 and $4,500 for 2005. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $31,000 for 2004 and $32,500 for 2005. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $1,000 for 2004 and $0 for 2005

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2)  There were no services described in each of paragraphs  (b) through
             (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1.5 million for 2004 and $3.1 million for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                        MARK ASSET MANAGEMENT CORPORATION

                      PROXY VOTING POLICIES AND PROCEDURES

--------------------------------------------------------------------------------


POLICIES

INTRODUCTION. Mark Asset Management Corporation and its affiliates (collectively referred to as "MAMC") recognize the principle that one of the privileges of owning securities in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations. As an investment adviser, MAMC owes all of its clients, which include, among others, institutional and private clients and the investment companies for which it provides investment advice (collectively referred to as the "Clients"), a fiduciary responsibility to vote Client securities in a manner that is in the best interests of the Clients. MAMC also recognizes that, in some instances, its actions in connection with the voting of these securities may appear to others to present actual or perceived conflicts of interest for MAMC. For these reasons, MAMC has determined to adopt these Proxy Voting Policies and Procedures ("Policies and Procedures") to establish formal policies and procedures for performing and documenting its fiduciary duties with regard to the voting of Client proxies.



GENERAL. MAMC believes that voting decisions on proxy issues should be made in light of the anticipated impact of the issues on the desirability of investing in the portfolio company from the vantage point of the particular Client. Consistent with this view, MAMC intends to, where practical and possible to do so, vote Client proxies solely in a manner that it believes serves the best interests of its Clients and is consistent with its fiduciary responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

PROCEDURES



DELEGATION. MAMC has determined that it is in the best interests of its Clients to delegate, and, as a result, has delegated, to Institutional Shareholder Services ("ISS") MAMC's discretionary authority to exercise voting rights with respect to the securities in which Clients have invested and for which MAMC has been provided discretionary authority to exercise voting rights. MAMC views ISS as an expert in the proxy voting and corporate governance area. ISS has informed MAMC that ISS will conduct in-depth research and analysis with respect to the proxies associated with Client securities and, based upon such research and analysis, make recommendations that ISS believes are in the best interests of the companies and their shareholders, including the Clients. ISS has provided MAMC with general guidelines that ISS will use in connection with its consideration of Client proxies. These general guidelines, which are attached as an Exhibit to these Policies and Procedures, discuss briefly ISS' methodology for considering and voting various matters that may be presented to shareholders for consideration and vote. ISS will document both its recommendations and the basis for its recommendations.

Unless directed not to do so, ISS will automatically vote proxies concerning Client securities in a manner that is consistent with its recommendations. Although MAMC, for the most part, will rely on ISS to vote Client securities, MAMC intends to keep apprised of the various proxy issues. When MAMC disagrees with ISS' recommendations or believes that its Clients' interests are better served by an alternative position on the proxies, it may deviate from ISS' recommendations as a matter of general policy or on specific proxy proposals. In instances in which MAMC does not follow ISS' recommendation, MAMC intends to provide and document the rationale for this decision. MAMC does not expect, however, to deviate frequently from ISS' recommendations.

In instances in which MAMC deviates from ISS' recommendations, MAMC will follow the procedures generally set out below.

CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors MAMC considers when determining the desirability of investing in a particular company is the quality and depth of its management. As a result, if MAMC determines, on behalf of a Client, to make an investment in a company, it generally believes that the company's management should be entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning -- subject to the oversight of the company's board of directors. For this reason, MAMC believes that the recommendations of management of a company should, on most issues, be given weight in determining how proxies should be voted. MAMC may not, however, support the position of a company's management in any situation where MAMC believes that a particular proxy proposal may adversely affect the investment merits of owning stock in that company.

ADMINISTRATION. [Morris Mark], the [President] and the principal [portfolio manager] of MAMC, is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. Mr. Mark and other employees of MAMC, including Mr. John Wilkens, Chief Financial Officer, review questions and respond to inquiries from Clients pertaining to proxy issues. Mr. Mark has the [primary] responsibility to vote proxies on behalf of Clients. In his absence, [Mr. John Wilkens] may also vote Client proxies.

        MEETING NOTIFICATION. MAMC utilizes ISS' voting agent services to notify it of upcoming shareholder meetings for portfolio companies held in Client accounts and to transmit votes to the various custodian banks of Clients. ISS tracks and reconciles MAMC's Clients' holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated regularly, and transmitted to MAMC through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements and to promptly provide such materials to MAMC upon request.

        VOTE DETERMINATION. ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist MAMC in its proxy voting process. The final authority and responsibility for proxy voting decisions remains with MAMC. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of MAMC's clients.

        NO-VOTE DETERMINATION. MAMC may determine that it is not in the Clients' best interests to submit any vote on proxies associated with Clients securities. This position may be taken for any number of reasons, including, among others, the fact that the securities are foreign securities or that the cost, time or effort involved in voting the securities would not, in MAMC's sole discretion, serve the best interests of its Clients. In instances in which MAMC does not expect to vote Client securities, MAMC intends to provide and document the rationale for this decision.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant, a limited liability company formed under the laws of the State of Delaware, was dissolved as of December 31, 2005, and is in the process of being liquidated. In connection therewith, the registrant's investment advisory agreement with UBS Aspen Management, L.L.C. has been terminated.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the  1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Aspen Fund L.L.C.
            ----------------------------------------------------------------

By (Signature and Title)*  /s/Douglas Lindgren
                         ---------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date    February 27, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Douglas Lindgren
                         ---------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date    February 27, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/Michael Mascis
                         ---------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date    February 27, 2006
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.